AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, trade	$ 1,427	$ 1,364
Amounts due from related parties - current, non-trade	15,001	15,349
Amounts due from related parties, current	16,428	16,713
Amounts due from related parties - non-current, trade		1,247
Amounts due from related parties, non-current	5,050	5,632
RisenSky Solar and its subsidiaries
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - non-current, trade		1,247
Amounts due from related parties - non-current, non-trade	5,050	4,385
COST / gross amount | China New Era
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, trade	3,165	3,334
Amounts due from related parties - current, non-trade	342	359
COST / gross amount | 8180792 Canada Inc
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, non-trade	6
COST / gross amount | Mr. Su Weili
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, non-trade	14,889	15,220
Impairment
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, trade	(1,744)	(1,970)
Amounts due from related parties - current, non-trade	$ (230)	$ (230)